UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Core Fund

Parametric Emerging Markets Core Fund

November 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Brazil — 6.3%
Alpargatas SA, PFC Shares	3,400	$17,242
AMBEV SA ADR	5,500	34,045
B3 SA - Brasil Bolsa Balcao	1,569	11,139
Banco Bradesco SA, PFC Shares	2,182	21,760
Banco do Brasil SA	600	5,486
BB Seguridade Participacoes SA	700	5,748
BR Malls Participacoes SA	1,046	3,863
BR Properties SA	279	938
BRF SA ADR(1)	1,100	12,969
CCR SA	3,400	16,442
Centrais Eletricas Brasileiras SA ADR(1)	1,200	6,792
Cia de Saneamento Basico do Estado de Sao Paulo	900	8,990
Cia de Saneamento de Minas Gerais-COPASA	287	3,586
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	6,109
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	5,997
Cia Hering	1,000	7,756
Cia Paranaense de Energia-Copel ADR	400	2,788
Cia Siderurgica Nacional SA(1)	1,200	2,698
Cielo SA	7,291	51,005
Cosan SA Industria e Comercio	300	3,284
CPFL Energia SA ADR	931	11,135
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	7,070
EDP-Energias do Brasil SA	1,000	4,216
Embraer SA	2,900	13,865
Engie Brasil Energia SA	500	5,412
Equatorial Energia SA	500	9,768
Estacio Participacoes SA	900	8,427
Fibria Celulose SA ADR	400	5,556
Gerdau SA, PFC Shares	1,300	4,400
Iochpe Maxion SA	400	2,600
Itau Unibanco Holding SA, PFC Shares	1,752	22,088
Itausa-Investimentos Itau SA, PFC Shares	3,319	10,524
JBS SA	1,700	4,108
Klabin SA, PFC Shares	4,500	4,482
Kroton Educacional SA	2,888	15,986
Localiza Rent a Car SA	2,205	13,492
Lojas Americanas SA, PFC Shares	1,590	7,203
Lojas Renner SA	1,980	20,523
M Dias Branco SA	300	4,289
Marcopolo SA, PFC Shares	7,400	8,138
Metalurgica Gerdau SA, PFC Shares	3,700	5,731
MRV Engenharia e Participacoes SA	1,400	5,710
Multiplan Empreendimentos Imobiliarios SA	300	6,373

Security	Shares	Value
Natura Cosmeticos SA	300	$2,672
Odontoprev SA	2,500	11,647
Oi SA ADR(1)	3,960	4,673
Petroleo Brasileiro SA, PFC Shares(1)	9,800	46,044
Qualicorp SA	1,800	16,865
Raia Drogasil SA	400	10,753
Rumo SA(1)	3,731	14,840
Suzano Papel e Celulose SA	1,800	9,628
Telefonica Brasil SA, PFC Shares	2,910	42,208
TIM Participacoes SA	6,900	24,873
Totvs SA	1,100	10,172
Ultrapar Participacoes SA	700	15,012
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	3,800	9,937
Vale SA	7,100	76,217
Weg SA	2,820	19,711

		$744,985

Chile — 3.4%
AES Gener SA	17,883	$5,464
Aguas Andinas SA, Series A	13,740	7,896
AntarChile SA	1,700	24,291
Banco de Chile ADR	261	21,653
Banco de Credito e Inversiones	233	13,961
Banco Santander Chile ADR	800	21,976
Cap SA	380	3,566
Cencosud SA	3,560	8,717
Cia Cervecerias Unidas SA ADR	200	5,096
Colbun SA	36,400	7,377
Embotelladora Andina SA, Series A ADR	300	6,948
Embotelladora Andina SA, Series B ADR	180	4,784
Empresa Nacional de Telecomunicaciones SA	2,697	26,539
Empresas CMPC SA	5,960	16,941
Empresas COPEC SA	3,510	46,901
Enel Americas SA ADR	1,720	16,890
Enel Chile SA ADR	1,720	9,236
Enel Generacion Chile SA ADR	350	8,624
Itau CorpBanca ADR	1,250	14,875
Latam Airlines Group SA ADR	1,037	13,118
Parque Arauco SA	4,808	13,221
Quinenco SA	3,270	9,087
S.A.C.I. Falabella	5,230	44,193
Sigdo Koppers SA	4,680	7,230
Sociedad Quimica y Minera de Chile SA ADR	540	29,333
Sonda SA	4,030	6,966
Vina Concha y Toro SA ADR	200	6,810

		$401,693

China — 15.2%
AAC Technologies Holdings, Inc.	1,000	$20,095
Agricultural Bank of China, Ltd., Class H	22,000	10,279
Air China, Ltd., Class H	8,000	8,607
Aisino Corp.	1,500	5,000

Security	Shares	Value
Aluminum Corp. of China, Ltd., Class H(1)	26,000	$17,366
Anhui Conch Cement Co., Ltd., Class H	5,000	24,082
Baidu, Inc. ADR(1)	200	47,716
Bank of China, Ltd., Class H	19,000	9,285
Bank of Communications, Ltd., Class H	7,000	5,206
BBMG Corp., Class H	14,000	6,503
Beijing Enterprises Holdings, Ltd.	500	2,891
Beijing Enterprises Water Group, Ltd.	14,000	10,959
Beijing Originwater Technology Co., Ltd., Class A	1,700	4,389
BOE Technology Group Co., Ltd., Class A	9,900	7,996
Brilliance China Automotive Holdings, Ltd.	12,000	31,602
BYD Co., Ltd., Class H	1,000	8,851
CGN Power Co., Ltd., Class H(2)	33,000	9,034
China Bluechemical, Ltd., Class H	8,000	2,233
China Cinda Asset Management Co., Ltd., Class H	11,000	4,102
China CITIC Bank Corp., Ltd., Class H	9,000	5,837
China Coal Energy Co., Ltd., Class H	8,000	3,629
China Communications Construction Co., Ltd., Class H	7,000	7,826
China Communications Services Corp., Ltd., Class H	8,000	5,095
China Construction Bank Corp., Class H	23,000	20,177
China Everbright International, Ltd.	6,000	8,070
China Evergrande Group(1)	12,000	39,827
China Gas Holdings, Ltd.	10,000	30,801
China Hongqiao Group, Ltd.(1)	9,000	9,646
China Life Insurance Co., Ltd., Class H	2,000	6,549
China Longyuan Power Group Corp., Ltd., Class H	5,000	3,381
China Medical System Holdings, Ltd.	4,000	8,393
China Mengniu Dairy Co., Ltd.	8,000	20,379
China Merchants Bank Co., Ltd., Class H	4,000	15,804
China Merchants Port Holdings Co., Ltd.	2,000	5,187
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,800	5,315
China Minsheng Banking Corp., Ltd., Class H	6,000	6,054
China Mobile, Ltd.	10,500	106,814
China National Building Material Co., Ltd., Class H	6,000	5,539
China Northern Rare Earth Group High-Tech Co., Ltd.	2,420	5,183
China Oilfield Services, Ltd., Class H	2,000	1,854
China Overseas Land & Investment, Ltd.	8,000	25,532
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	8,650
China Petroleum & Chemical Corp., Class H	50,000	35,889
China Railway Construction Corp., Ltd., Class H	4,500	5,343
China Railway Group, Ltd., Class H	9,000	6,746
China Resources Beer Holdings Co., Ltd.	6,000	16,524
China Resources Gas Group, Ltd.	2,000	7,761
China Resources Land, Ltd.	4,444	12,853
China Resources Power Holdings Co., Ltd.	4,000	7,553
China Shenhua Energy Co., Ltd., Class H	4,500	11,127
China Shipbuilding Industry Co., Ltd.(1)	4,400	4,096
China State Construction Engineering Corp., Ltd.	3,500	5,104
China State Construction International Holdings, Ltd.	4,000	5,207
China Telecom Corp., Ltd., Class H	26,000	12,596
China Unicom (Hong Kong), Ltd.(1)	8,000	11,668

Security	Shares	Value
China United Network Communications, Ltd., Class A(1)	5,800	$6,124
China Vanke Co., Ltd., Class H	2,600	9,505
China Yangtze Power Co., Ltd.	2,500	6,227
CITIC, Ltd.	4,000	5,667
CNOOC, Ltd.	25,000	34,287
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	11,500	5,484
COSCO SHIPPING Ports, Ltd.	4,000	4,035
Country Garden Holdings Co., Ltd.	19,000	30,111
CSPC Pharmaceutical Group, Ltd.	8,000	15,954
Ctrip.com International, Ltd. ADR(1)	400	18,432
Datang International Power Generation Co., Ltd., Class H(1)	10,000	3,256
Dong-E-E-Jiao Co., Ltd., Class A	700	6,366
Dongfeng Motor Group Co., Ltd., Class H	6,000	7,576
Financial Street Holdings Co., Ltd., Class A	3,000	5,069
Fullshare Holdings, Ltd.	17,500	7,322
GCL-Poly Energy Holdings, Ltd.(1)	18,000	2,919
GD Power Development Co., Ltd.	10,100	5,214
Geely Automobile Holdings, Ltd.	10,000	35,099
Great Wall Motor Co., Ltd., Class H	6,000	7,059
Gree Electric Appliances, Inc. of Zhuhai, Class A	900	5,789
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	6,200	7,508
Guangdong Investment, Ltd.	6,000	8,083
Guangzhou Automobile Group Co., Ltd., Class H	6,000	15,121
Haier Electronics Group Co., Ltd.	3,000	8,093
Han’s Laser Technology Industry Group Co., Ltd., Class A	1,100	8,078
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	1,100	6,160
Hengan International Group Co., Ltd.	2,500	24,468
Huadian Power International Corp., Ltd., Class H	22,000	8,613
Huaneng Power International, Inc., Class H	28,000	17,881
Industrial & Commercial Bank of China, Ltd., Class H	23,000	17,990
Inner Mongolia Yili Industrial Group Co., Ltd.	1,800	7,811
Jiangsu Expressway Co., Ltd., Class H	4,000	5,492
Jiangsu Hengrui Medicine Co., Ltd.	1,080	10,673
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	400	6,295
Jiangxi Copper Co., Ltd., Class H	6,000	9,393
Kangde Xin Composite Material Group Co., Ltd., Class A	1,800	6,425
Kingboard Chemical Holdings, Ltd.	2,500	14,386
Kunlun Energy Co., Ltd.	4,000	3,474
Kweichow Moutai Co., Ltd.	100	9,553
Lee & Man Paper Manufacturing, Ltd.	8,000	9,429
Lenovo Group, Ltd.	6,000	3,424
Longfor Properties Co., Ltd.	3,500	8,252
Midea Group Co., Ltd., Class A	900	6,970
NetEase, Inc. ADR	100	32,871
New Oriental Education & Technology Group, Inc. ADR	290	24,609
Nine Dragons Paper Holdings, Ltd.	7,000	11,655
Offshore Oil Engineering Co., Ltd.	4,400	4,030
PetroChina Co., Ltd., Class H	40,000	26,992
PICC Property & Casualty Co., Ltd., Class H	4,000	7,620
Ping An Bank Co., Ltd., Class A	3,600	7,296
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	9,923

Security	Shares	Value
Poly Real Estate Group Co., Ltd.	4,200	$8,032
SAIC Motor Corp., Ltd.	1,300	6,079
Sanan Optoelectronics Co., Ltd.	2,600	9,577
Semiconductor Manufacturing International Corp.(1)	6,000	8,440
Shandong Gold Mining Co., Ltd.	900	4,086
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	8,242
Shanghai Fosun Pharmaceutical Group Co., Ltd.	3,000	14,518
Shanghai Industrial Holdings, Ltd.	2,000	5,665
Shanghai Oriental Pearl Group Co., Ltd.	1,400	3,809
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,100	10,331
Shanghai Pudong Development Bank Co., Ltd.	2,588	5,055
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	2,900	4,311
Shenwan Hongyuan Group Co., Ltd., Class A	5,800	4,974
Shimao Property Holdings, Ltd.	2,000	3,920
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	4,947
SINA Corp.(1)	100	9,777
Sino Biopharmaceutical, Ltd.	19,000	24,980
Sino-Ocean Group Holding, Ltd.	8,500	5,330
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	12,479
Sinopharm Group Co., Ltd., Class H	5,200	20,532
Sohu.com, Inc.(1)	100	4,839
Sun Art Retail Group, Ltd.	4,500	4,409
Sunac China Holdings, Ltd.	5,000	23,196
Tencent Holdings, Ltd.	3,600	184,324
Tianqi Lithium Corp., Class A	500	4,624
Tingyi (Cayman Islands) Holding Corp.	4,000	6,281
Tsingtao Brewery Co., Ltd., Class H	1,000	4,062
Want Want China Holdings, Ltd.	20,000	15,697
Weibo Corp. ADR(1)	20	2,171
Weichai Power Co., Ltd., Class H	4,000	4,473
WH Group, Ltd.(2)	17,000	18,107
Wuliangye Yibin Co., Ltd., Class A	600	5,957
Xinyi Glass Holdings, Ltd.	6,000	7,332
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	8,184
Yanzhou Coal Mining Co., Ltd., Class H	4,000	3,751
Yunnan Baiyao Group Co., Ltd., Class A	400	5,687
Zhejiang Expressway Co., Ltd., Class H	6,000	7,212
Zijin Mining Group Co., Ltd., Class H	40,000	13,874

		$1,803,532

Colombia — 1.7%
Almacenes Exito SA	1,060	$5,756
Avianca Holdings SA, PFC Shares	8,314	7,993
Banco de Bogota SA	340	7,570
Bancolombia SA	1,001	9,623
Bancolombia SA ADR, PFC Shares	340	13,127
Cementos Argos SA	1,910	6,712
Cemex Latam Holdings SA(1)	2,933	10,579
Corporacion Financiera Colombiana SA	531	5,126
Ecopetrol SA ADR	2,860	33,176
Empresa de Energia de Bogota SA	12,100	8,303
Grupo Argos SA	2,148	14,584

Security	Shares	Value
Grupo Aval Acciones y Valores SA	15,110	$6,512
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	6,059
Grupo de Inversiones Suramericana SA	540	6,982
Grupo Nutresa SA	2,220	20,209
Interconexion Electrica SA	8,220	37,605

		$199,916

Czech Republic — 0.9%
CEZ AS	1,842	$42,102
Komercni Banka AS	980	41,169
Unipetrol AS	1,100	19,474

		$102,745

Egypt — 0.9%
Commercial International Bank Egypt SAE	5,300	$22,790
Eastern Tobacco	700	15,060
Egyptian Financial Group-Hermes Holding Co.	3,700	5,082
ElSewedy Electric Co.	1,300	9,974
Ezz Steel(1)	7,139	7,793
Global Telecom Holding SAE(1)	25,093	10,678
Juhayna Food Industries	11,399	6,330
Medinet Nasr Housing	10,630	6,229
Oriental Weavers Co.	6,200	6,177
Talaat Moustafa Group	16,900	9,468
Telecom Egypt	7,836	5,936

		$105,517

Greece — 1.8%
Aegean Airlines SA	769	$7,081
Alpha Bank AE(1)	2,958	5,718
Athens Water Supply & Sewage Co. SA	901	6,583
Costamare, Inc.	500	2,875
Diana Shipping, Inc.(1)	1,630	6,553
Ellaktor SA(1)	2,996	5,675
Eurobank Ergasias SA(1)	7,607	6,145
GasLog, Ltd.	200	3,600
Hellenic Exchanges - Athens Stock Exchange SA	1,170	6,482
Hellenic Petroleum SA	1,050	9,433
Hellenic Telecommunications Organization SA	2,050	24,780
Holding Co. ADMIE IPTO SA(1)	2,630	5,545
JUMBO SA	1,035	15,623
Motor Oil (Hellas) Corinth Refineries SA	972	23,418
Mytilineos Holdings SA(1)	1,510	16,419
National Bank of Greece SA(1)	31,854	9,856
OPAP SA	1,233	15,049
Public Power Corp. SA(1)	2,630	6,575
Sarantis SA	600	9,500
Titan Cement Co. SA	890	21,882
Tsakos Energy Navigation, Ltd.	1,100	4,224

		$213,016

Security	Shares	Value
Hungary — 1.0%
Magyar Telekom Telecommunications PLC	5,560	$9,950
MOL Hungarian Oil & Gas PLC	3,200	37,064
OTP Bank PLC	970	37,083
Richter Gedeon Nyrt.	1,210	31,261

		$115,358

India — 6.8%
Axis Bank, Ltd. GDR(3)	966	$39,654
Dr. Reddy’s Laboratories, Ltd. ADR	2,100	73,542
ICICI Bank, Ltd. ADR	4,667	44,523
Infosys, Ltd. ADR	4,790	74,532
Larsen & Toubro, Ltd. GDR(3)	4,827	86,887
Mahindra & Mahindra, Ltd. GDR	1,694	36,625
MakeMyTrip, Ltd.(1)	786	23,894
Reliance Industries, Ltd. GDR(2)	5,430	151,719
State Bank of India GDR(3)	771	37,787
Tata Motors, Ltd. ADR(1)	952	29,693
Tata Steel, Ltd. GDR(3)	6,789	68,844
Vedanta, Ltd. ADR	2,931	53,403
Videocon d2h, Ltd. ADR(1)	2,700	25,758
Wipro, Ltd. ADR	5,336	28,761
WNS Holdings, Ltd. ADR(1)	819	33,686

		$809,308

Indonesia — 3.2%
Adaro Energy Tbk PT	189,400	$23,864
AKR Corporindo Tbk PT	14,000	6,585
Aneka Tambang Persero Tbk PT(1)	40,500	1,993
Astra International Tbk PT	51,000	30,135
Bank Central Asia Tbk PT	14,700	22,097
Bank CIMB Niaga Tbk PT(1)	736	66
Bank Danamon Indonesia Tbk PT	14,000	5,209
Bank Mandiri Persero Tbk PT	47,000	25,883
Bank Negara Indonesia Persero Tbk PT	22,000	13,211
Bank Rakyat Indonesia Persero Tbk PT	63,500	15,114
Bumi Resources Tbk PT(1)	116,500	2,593
Bumi Serpong Damai Tbk PT	38,500	4,705
Charoen Pokphand Indonesia Tbk PT	23,500	5,085
Global Mediacom Tbk PT	29,500	1,277
Gudang Garam Tbk PT	1,500	8,491
Indo Tambangraya Megah Tbk PT	2,000	3,132
Indocement Tunggal Prakarsa Tbk PT	7,000	9,546
Indofood CBP Sukses Makmur Tbk PT	11,000	6,884
Indofood Sukses Makmur Tbk PT	14,500	7,859
Jasa Marga (Persero) Tbk PT	10,673	5,037
Kalbe Farma Tbk PT	210,800	24,944
Lippo Karawaci Tbk PT	62,500	2,659
Medco Energi Internasional Tbk PT(1)	84,000	6,117
Media Nusantara Citra Tbk PT	19,000	1,831
Mitra Keluarga Karyasehat Tbk PT	26,800	3,638
MNC Investama Tbk PT(1)	214,500	1,463

Security	Shares	Value
Perusahaan Gas Negara Persero Tbk PT	39,500	$4,980
PP Persero Tbk PT	50,556	9,638
Semen Indonesia Persero Tbk PT	15,500	10,771
Summarecon Agung Tbk PT	62,500	3,983
Surya Semesta Internusa Tbk PT	78,000	2,912
Tambang Batubara Bukit Asam Tbk PT	5,000	4,165
Telekomunikasi Indonesia Persero Tbk PT	168,500	52,045
Tower Bersama Infrastructure Tbk PT	10,000	4,206
Unilever Indonesia Tbk PT	3,500	12,755
United Tractors Tbk PT	9,000	22,309
Vale Indonesia Tbk PT(1)	22,500	4,598
Wijaya Karya Persero Tbk PT	30,000	4,018
XL Axiata Tbk PT(1)	13,500	3,074

		$378,872

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	8,561	$22,524
Commercial Real Estate Co. KSCC	16,000	4,770
Gulf Bank	16,537	13,083
Gulf National Holding Co.(1)(4)	3,323	0
Jazeera Airways Co. KSC	3,859	8,396
Kuwait Finance House KSCP	10,528	19,354
Mabanee Co. SAKC	6,654	16,219
Mobile Telecommunications Co.	17,436	25,423
National Bank of Kuwait SAK	10,098	24,039
National Industries Group Holding SAK(1)	14,099	6,841
Qurain Petrochemical Industries Co. KSC	25,000	26,458
Salhia Real Estate Co. KSCP	4,000	4,706
VIVA Kuwait Telecom Co.	1,924	4,649

		$176,462

Malaysia — 3.3%
AMMB Holdings Bhd	2,300	$2,336
Astro Malaysia Holdings Bhd	5,400	3,746
Axiata Group Bhd	6,900	9,008
Batu Kawan Bhd	1,500	7,291
Berjaya Sports Toto Bhd	3,915	2,221
British American Tobacco Malaysia Bhd	400	3,656
Bumi Armada Bhd(1)	35,450	6,527
CIMB Group Holdings Bhd	4,700	6,954
Dialog Group Bhd	17,336	10,215
Digi.com Bhd	8,900	10,106
Felda Global Ventures Holdings Bhd	3,700	1,649
Gamuda Bhd	3,100	3,711
Genting Bhd	6,900	14,876
Genting Malaysia Bhd	11,200	13,960
HAP Seng Consolidated Bhd	1,800	4,251
Hong Leong Bank Bhd	1,100	4,079
Hong Leong Financial Group Bhd	1,100	4,319
IGB Real Estate Investment Trust	15,400	5,991
IHH Healthcare Bhd	15,700	21,675
IJM Corp. Bhd	10,200	7,706

Security	Shares	Value
IOI Corp. Bhd	11,600	$12,667
IOI Properties Group Bhd	15,799	7,298
KLCCP Stapled Group	2,500	4,892
Kuala Lumpur Kepong Bhd	1,800	10,733
Lafarge Malaysia Bhd(1)	2,700	4,538
Magnum Bhd	4,900	2,133
Malayan Banking Bhd	2,400	5,432
Maxis Bhd	3,300	4,784
MISC Bhd	3,100	5,362
My EG Services Bhd	33,600	17,453
Parkson Holdings Bhd(1)	5,513	737
Petronas Chemicals Group Bhd	14,000	25,329
Petronas Dagangan Bhd	2,200	13,032
Petronas Gas Bhd	1,900	7,376
PPB Group Bhd	1,100	4,489
Public Bank Bhd	2,900	14,103
RHB Bank Bhd	2,608	3,122
Sapura Energy Bhd	32,400	9,929
Silverlake Axis, Ltd.	19,000	8,181
Sime Darby Bhd	4,400	2,530
Sime Darby Plantation Bhd(1)	4,400	5,390
Sime Darby Property Bhd(1)	4,400	1,291
Sunway Bhd	25,923	10,361
Telekom Malaysia Bhd	5,700	8,403
Tenaga Nasional Bhd	5,900	22,326
Top Glove Corp. Bhd	5,200	8,572
UEM Sunrise Bhd(1)	24,400	6,270
UMW Holdings Bhd(1)	1,300	1,674
UMW Oil & Gas Corp. Bhd(1)	1,340	108
Unisem (M) Bhd	11,300	9,916
Yinson Holdings Bhd	7,700	7,227
YTL Corp. Bhd	10,710	3,069
YTL Power International Bhd	9,746	2,740

		$395,744

Mexico — 6.6%
Alfa SAB de CV, Series A	21,217	$23,568
Alsea SAB de CV	3,900	12,896
America Movil SAB de CV, Series L ADR	6,700	114,570
Arca Continental SAB de CV	2,500	17,113
Bolsa Mexicana de Valores SAB de CV	3,200	5,469
Cemex SAB de CV ADR(1)	6,023	45,715
Coca-Cola Femsa SAB de CV ADR	140	9,584
Concentradora Fibra Danhos SA de CV	9,600	16,382
Concentradora Hipotecaria SAPI de CV	4,600	4,604
Corp. Inmobiliaria Vesta SAB de CV	5,300	6,672
El Puerto de Liverpool SAB de CV	1,270	8,585
Fibra Uno Administracion SA de CV	24,700	38,624
Fomento Economico Mexicano SAB de CV ADR	500	44,985
Gentera SAB de CV	4,100	3,742
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	29,897
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	23,059

Security	Shares	Value
Grupo Bimbo SAB de CV, Series A	6,800	$15,913
Grupo Carso SAB de CV, Series A1	2,700	8,592
Grupo Elektra SAB de CV	260	11,044
Grupo Financiero Banorte SAB de CV, Class O	10,600	62,257
Grupo Financiero Inbursa SAB de CV, Class O	10,400	18,339
Grupo Financiero Santander Mexico SAB de CV, Class B	8,000	12,999
Grupo Mexico SAB de CV, Series B	10,400	32,536
Grupo Televisa SAB ADR	2,900	54,114
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	8,822
Industrias Penoles SAB de CV	590	12,376
Infraestructura Energetica Nova SAB de CV	4,200	22,964
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	9,141
Macquarie Mexico Real Estate Management SA de CV	7,900	9,530
Mexichem SAB de CV	4,203	10,936
Minera Frisco SAB de CV(1)	3,600	2,318
Nemak SAB de CV(2)	9,400	6,890
PLA Administradora Industrial S de RL de CV	5,900	9,745
Prologis Property Mexico SA de CV	3,500	6,654
Promotora y Operadora de Infraestructura SAB de CV	1,500	15,173
Wal-Mart de Mexico SAB de CV, Series V	18,600	43,917

		$779,725

Pakistan — 1.2%
Bank AL Habib, Ltd.	12,000	$6,468
Engro Corp., Ltd.	3,000	7,493
Engro Foods, Ltd.	3,100	2,405
Fauji Fertilizer Co., Ltd.	8,400	6,461
Ferozsons Laboratories, Ltd.	600	1,451
Habib Bank, Ltd.	5,800	8,957
Honda Atlas Cars Pakistan, Ltd.	750	3,877
Hub Power Co., Ltd.	13,500	12,348
Indus Motor Co., Ltd.	300	5,000
K-Electric, Ltd.(1)	66,000	3,914
Kot Addu Power Co., Ltd.	7,500	4,208
Lucky Cement, Ltd.	2,000	9,345
MCB Bank, Ltd.	6,000	11,630
Millat Tractors, Ltd.	450	4,983
Nishat Mills, Ltd.	4,500	6,072
Oil & Gas Development Co., Ltd.	8,500	12,558
Pak Elektron, Ltd.	6,500	3,294
Pak Suzuki Motor Co., Ltd.	750	3,404
Pakistan Petroleum, Ltd.	4,500	8,094
Pakistan State Oil Co., Ltd.	2,142	6,306
Pakistan Telecommunication Co., Ltd.	34,500	4,129
Searle Co., Ltd. (The)	2,380	7,415

		$139,812

Peru — 1.9%
Alicorp SAA	11,251	$35,665
Cia de Minas Buenaventura SA ADR	1,677	23,461
Credicorp, Ltd.	365	77,026
Ferreycorp SAA	13,414	10,786

Security	Shares	Value
Grana y Montero SAA(1)	5,300	$3,196
Intercorp Financial Services, Inc.	220	8,338
Southern Copper Corp.	1,275	53,614
Volcan Cia Minera SAA, Class B	17,440	7,497

		$219,583

Philippines — 3.3%
Aboitiz Equity Ventures, Inc.	8,900	$12,384
Aboitiz Power Corp.	16,600	12,988
ABS-CBN Holdings Corp. PDR	5,000	3,479
Alliance Global Group, Inc.(1)	16,900	5,261
Ayala Corp.	710	14,481
Ayala Land, Inc.	16,000	13,635
Bank of the Philippine Islands	4,747	9,705
BDO Unibank, Inc.	6,471	18,768
Bloomberry Resorts Corp.(1)	36,500	7,684
CEMEX Holdings Philippines, Inc.(1)(2)	36,600	3,174
Cosco Capital, Inc.	33,300	4,929
D&L Industries, Inc.	58,400	13,013
Emperador, Inc.	20,800	3,050
Energy Development Corp.	66,300	7,456
First Gen Corp.	8,400	2,924
Globe Telecom, Inc.	260	9,478
GT Capital Holdings, Inc.	230	5,270
International Container Terminal Services, Inc.	4,940	10,489
JG Summit Holdings, Inc.	11,440	15,709
Jollibee Foods Corp.	3,780	18,334
LT Group, Inc.	17,100	6,617
Manila Electric Co.	2,270	14,217
Manila Water Co.	7,700	4,347
Megaworld Corp.	42,400	4,507
Melco Resorts and Entertainment (Philippines) Corp.(1)	23,000	3,405
Metro Pacific Investments Corp.	64,900	8,659
Metropolitan Bank & Trust Co.	5,781	11,034
Petron Corp.	33,700	6,458
PLDT, Inc.	890	26,161
Puregold Price Club, Inc.	10,600	10,351
Robinsons Land Corp.	9,100	4,129
Robinsons Retail Holdings, Inc.	4,660	8,993
Semirara Mining & Power Corp.	21,000	15,041
SM Investments Corp.	1,200	23,128
SM Prime Holdings, Inc.	38,500	27,781
Travellers International Hotel Group, Inc.	27,500	2,137
Universal Robina Corp.	6,350	16,790

		$385,966

Poland — 3.6%
Alior Bank SA(1)	348	$7,099
AmRest Holdings SE(1)	88	9,092
Asseco Poland SA	1,570	19,741
Bank Pekao SA	530	19,238
Bank Zachodni WBK SA	146	15,329

Security	Shares	Value
Bioton SA(1)	1,668	$1,775
Budimex SA	123	6,998
CCC SA	180	12,246
Ciech SA(1)	245	3,916
Cyfrowy Polsat SA	1,700	12,012
Enea SA	1,934	6,515
Energa SA	1,332	4,559
Eurocash SA	1,060	8,256
Grupa Lotos SA	393	6,268
ING Bank Slaski SA(1)	210	12,121
Jastrzebska Spolka Weglowa SA(1)	688	17,456
KGHM Polska Miedz SA	897	27,086
KRUK SA	110	8,799
LPP SA	10	23,193
mBank SA(1)	70	9,330
Orange Polska SA(1)	10,040	15,517
PGE SA(1)	10,129	34,243
PKP Cargo SA(1)	622	9,974
Polski Koncern Naftowy ORLEN SA	1,260	39,606
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	10,176
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,370	40,334
Powszechny Zaklad Ubezpieczen SA	2,300	28,980
Synthos SA	3,160	4,259
Tauron Polska Energia SA(1)	10,610	9,321

		$423,439

Qatar — 1.1%
Barwa Real Estate Co.	775	$5,860
Doha Bank QPSC	1,370	9,508
Industries Qatar	490	11,761
Masraf Al Rayan QSC	2,100	19,232
Ooredoo QPSC	560	12,084
Qatar Electricity & Water Co. QSC	528	23,032
Qatar Gas Transport Co., Ltd.	4,990	18,620
Qatar Islamic Bank	1,120	27,470
United Development Co. QSC	1,300	4,466

		$132,033

Russia — 6.1%
Alrosa PJSC	10,400	$13,604
Gazprom PJSC ADR	13,537	60,550
Globaltrans Investment PLC GDR(3)	780	7,180
Inter RAO UES PJSC	196,000	12,242
Lukoil PJSC ADR	1,022	57,181
Magnit PJSC	430	46,658
Mail.ru Group, Ltd. GDR(1)(3)	660	19,377
MegaFon PJSC GDR(3)	1,200	11,579
MMC Norilsk Nickel PJSC ADR	1,990	34,564
MMC Norilsk Nickel PJSC ADR	690	11,965
Mobile TeleSystems PJSC	12,250	58,300
Novatek PJSC GDR(3)	178	20,179
Novolipetsk Steel PJSC GDR	440	9,953

Security	Shares	Value
Polymetal International PLC	980	$11,807
Rosneft Oil Co. PJSC GDR(3)	2,470	12,204
RusHydro PJSC ADR	13,220	17,458
Sberbank of Russia PJSC ADR	8,342	136,394
Severstal PJSC GDR(3)	615	9,558
Sistema PJSC FC	20,540	3,775
Surgutneftegas OJSC ADR	2,614	12,028
Surgutneftegas OJSC, PFC Shares	19,130	9,297
Tatneft PJSC ADR	642	30,366
Transneft PJSC, PFC Shares	4	12,282
VEON, Ltd. ADR	1,300	5,252
VTB Bank PJSC GDR(3)	5,395	9,668
X5 Retail Group NV GDR(1)(3)	770	28,647
Yandex NV, Class A(1)	2,000	66,220

		$728,288

South Africa — 6.9%
AECI, Ltd.	410	$2,783
African Rainbow Minerals, Ltd.	1,915	16,981
Anglo American Platinum, Ltd.(1)	150	3,994
AngloGold Ashanti, Ltd.	920	9,704
Aspen Pharmacare Holdings, Ltd.	1,570	35,019
Assore, Ltd.	120	2,599
AVI, Ltd.	840	6,188
Barclays Africa Group, Ltd.	710	8,122
Barloworld, Ltd.	1,160	13,061
Bid Corp., Ltd.	1,270	27,320
Bidvest Group, Ltd. (The)	1,270	17,778
Coronation Fund Managers, Ltd.	730	3,869
DataTec, Ltd.(1)	1,300	5,379
Discovery, Ltd.	820	9,846
Exxaro Resources, Ltd.	370	3,974
FirstRand, Ltd.	4,690	19,245
Fortress REIT, Ltd., Class A	1,635	2,051
Fortress REIT, Ltd., Class B	1,635	5,022
Foschini Group, Ltd. (The)	460	5,300
Gold Fields, Ltd.	1,860	7,932
Grindrod, Ltd.(1)	2,010	1,970
Growthpoint Properties, Ltd.	5,530	10,088
Hosken Consolidated Investments, Ltd.	500	4,759
Impala Platinum Holdings, Ltd.(1)	1,260	3,592
Imperial Holdings, Ltd.	400	6,652
Investec, Ltd.	760	5,277
Kumba Iron Ore, Ltd.	150	3,557
Life Healthcare Group Holdings, Ltd.	2,100	4,020
Massmart Holdings, Ltd.	280	2,282
MMI Holdings, Ltd.	2,370	3,480
Mondi, Ltd.	330	7,819
Mr Price Group, Ltd.	420	6,384
MTN Group, Ltd.	6,420	60,611
Murray & Roberts Holdings, Ltd.	2,770	2,802
Nampak, Ltd.(1)	1,560	2,050

Security	Shares	Value
Naspers, Ltd., Class N	780	$209,339
Nedbank Group, Ltd.	390	6,557
Netcare, Ltd.	2,470	4,050
Novus Holdings, Ltd.	269	131
PPC, Ltd.(1)	1,620	827
Rand Merchant Investment Holdings, Ltd.	1,790	5,539
Redefine Properties, Ltd.	6,150	4,538
Remgro, Ltd.	860	13,450
Reunert, Ltd.	1,110	5,662
RMB Holdings, Ltd.	1,540	7,494
Sanlam, Ltd.	3,380	19,296
Sappi, Ltd.	1,216	8,632
Sasol, Ltd.	2,180	68,467
Shoprite Holdings, Ltd.	1,910	31,720
SPAR Group, Ltd. (The)	390	5,394
Standard Bank Group, Ltd.	2,250	28,375
Steinhoff International Holdings NV	3,060	12,591
Tiger Brands, Ltd.	950	28,892
Trencor, Ltd.	730	2,653
Truworths International, Ltd.	910	5,290
Vodacom Group, Ltd.	1,240	13,112
Wilson Bayly Holmes-Ovcon, Ltd.	480	5,251
Woolworths Holdings, Ltd.	1,220	5,153

		$823,923

South Korea — 7.7%
AMOREPACIFIC Corp.	100	$28,446
BNK Financial Group, Inc.	484	4,235
Celltrion, Inc.(1)	125	23,022
E-MART, Inc.	50	12,629
GS Holdings Corp.	190	10,716
Hana Financial Group, Inc.	470	20,513
Hanwha Chemical Corp.	360	9,740
Hanwha Corp.	150	5,755
Hyosung Corp.	80	9,988
Hyundai Construction Equipment Co., Ltd.(1)	4	683
Hyundai Electric & Energy System Co., Ltd.(1)	4	434
Hyundai Engineering & Construction Co., Ltd.	120	3,878
Hyundai Glovis Co., Ltd.	60	8,083
Hyundai Heavy Industries Co., Ltd.(1)	37	5,066
Hyundai Mobis Co., Ltd.	70	17,642
Hyundai Motor Co.	170	25,801
Hyundai Robotics Co., Ltd.(1)	7	2,571
Hyundai Steel Co.	120	6,641
Industrial Bank of Korea	490	7,160
KB Financial Group, Inc.	600	33,130
Kia Motors Corp.	300	9,292
Korea Electric Power Corp.	630	21,809
Korea Investment Holdings Co., Ltd.	130	8,196
Korea Zinc Co., Ltd.	30	13,448
KT Corp.	360	10,129
KT&G Corp.	180	20,245

Security	Shares	Value
Kwangju Bank Co., Ltd.	45	$490
LG Chem, Ltd.	90	34,671
LG Corp.	160	13,426
LG Display Co., Ltd.	330	9,429
LG Electronics, Inc.	200	16,642
LG Household & Health Care, Ltd.	20	21,567
Lotte Chemical Corp.	30	9,911
Lotte Corp.	34	1,926
Lotte Shopping Co., Ltd.	26	5,013
Naver Corp.	30	22,169
OCI Co., Ltd.	40	4,488
POSCO	145	44,537
S-Oil Corp.	90	9,922
Samsung C&T Corp.	59	7,200
Samsung Electro-Mechanics Co., Ltd.	100	9,266
Samsung Electronics Co., Ltd.	77	181,217
Samsung Fire & Marine Insurance Co., Ltd.	60	14,383
Samsung Heavy Industries Co., Ltd.(1)	230	2,543
Samsung Life Insurance Co., Ltd.	230	27,157
Samsung SDI Co., Ltd.	94	18,421
Samsung Securities Co., Ltd.	150	5,050
Shinhan Financial Group Co., Ltd.	710	31,677
SK Holdings Co., Ltd.	29	7,811
SK Hynix, Inc.	550	39,200
SK Innovation Co., Ltd.	100	19,079
SK Telecom Co., Ltd.	100	24,350
Woori Bank	595	8,853

		$909,650

Taiwan — 6.7%
Advanced Semiconductor Engineering, Inc.	12,374	$16,074
Asia Cement Corp.	7,140	6,644
Asustek Computer, Inc.	1,000	9,226
AU Optronics Corp.	25,000	10,618
Catcher Technology Co., Ltd.	2,000	21,688
Cathay Financial Holding Co., Ltd.	11,210	19,427
Chailease Holding Co., Ltd.	2,288	6,662
Chang Hwa Commercial Bank, Ltd.	10,931	5,935
Cheng Shin Rubber Industry Co., Ltd.	6,000	10,297
China Development Financial Holding Corp.	23,000	7,237
China Life Insurance Co., Ltd.	3,457	3,270
China Steel Corp.	24,480	20,039
Chunghwa Telecom Co., Ltd.	10,000	34,578
Compal Electronics, Inc.	13,000	9,025
CTBC Financial Holding Co., Ltd.	24,211	16,206
Delta Electronics, Inc.	3,157	14,448
E.Sun Financial Holding Co., Ltd.	14,553	9,027
Far Eastern New Century Corp.	18,363	15,686
Far EasTone Telecommunications Co., Ltd.	6,000	14,305
First Financial Holding Co., Ltd.	13,360	8,595
Formosa Chemicals & Fibre Corp.	7,000	21,302
Formosa Petrochemical Corp.	4,000	14,196

Security	Shares	Value
Formosa Plastics Corp.	9,000	$27,271
Fubon Financial Holding Co., Ltd.	10,000	16,421
Giant Manufacturing Co., Ltd.	2,000	10,025
Hiwin Technologies Corp.	1,000	11,094
Hon Hai Precision Industry Co., Ltd.	16,816	56,449
Hotai Motor Co., Ltd.	1,000	11,602
HTC Corp.(1)	2,000	4,515
Hua Nan Financial Holdings Co., Ltd.	13,416	7,368
Innolux Corp.	22,577	9,927
Inventec Corp.	10,000	7,542
Kenda Rubber Industrial Co., Ltd.	3,437	4,391
Lite-On Technology Corp.	6,090	7,529
MediaTek, Inc.	2,000	21,917
Mega Financial Holding Co., Ltd.	12,839	10,166
Merida Industry Co., Ltd.	2,100	8,729
Nan Ya Plastics Corp.	11,000	27,770
Pou Chen Corp.	11,000	13,243
President Chain Store Corp.	2,000	18,997
Quanta Computer, Inc.	6,000	12,336
Ruentex Industries, Ltd.	2,190	3,658
Shin Kong Financial Holding Co., Ltd.	16,458	5,654
Siliconware Precision Industries Co., Ltd.	8,000	13,354
SinoPac Financial Holdings Co., Ltd.	17,276	5,379
Taishin Financial Holding Co., Ltd.	15,467	6,979
Taiwan Cement Corp.	8,000	8,960
Taiwan Cooperative Financial Holding Co., Ltd.	13,662	7,466
Taiwan Fertilizer Co., Ltd.	2,000	2,559
Taiwan Mobile Co., Ltd.	5,000	17,929
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	90,643
Uni-President Enterprises Corp.	14,331	30,530
United Microelectronics Corp.	26,000	13,323
Yuanta Financial Holding Co., Ltd.	15,778	7,346
Yulon Motor Co., Ltd.	6,000	4,792

		$800,349

Thailand — 3.6%
Advanced Info Service PCL(5)	4,200	$22,473
Airports of Thailand PCL(5)	17,000	32,446
Bangkok Bank PCL(5)	1,500	9,171
Bangkok Dusit Medical Services PCL(5)	17,000	11,097
Bank of Ayudhya PCL NVDR	8,000	9,617
BEC World PCL(5)	4,700	2,142
Berli Jucker PCL(5)	12,000	21,319
BTS Group Holdings PCL(5)	25,200	6,365
Central Pattana PCL(5)	5,500	13,544
Charoen Pokphand Foods PCL(5)	13,800	9,981
CP ALL PCL(5)	16,300	36,438
Delta Electronics (Thailand) PCL(5)	4,800	12,403
Electricity Generating PCL(5)	800	5,267
Glow Energy PCL(5)	2,000	5,344
Hana Microelectronics PCL(5)	8,200	11,891
Home Product Center PCL(5)	25,601	9,884

Security	Shares	Value
Indorama Ventures PCL(5)	9,600	$14,418
Intouch Holdings PCL(5)	5,300	8,815
IRPC PCL(5)	63,400	12,055
Kasikornbank PCL(5)	1,300	9,064
Krung Thai Bank PCL(5)	13,500	7,989
Minor International PCL(5)	10,010	13,328
PTT Exploration & Production PCL(5)	4,320	12,080
PTT Global Chemical PCL(5)	4,720	11,493
PTT PCL(5)	2,600	32,876
Siam Cement PCL(5)	900	13,145
Siam Commercial Bank PCL(5)	1,780	8,331
Sino-Thai Engineering & Construction PCL(5)	8,600	6,487
Thai Beverage PCL(5)	40,000	28,648
Thai Oil PCL(5)	2,500	7,131
TMB Bank PCL(5)	91,700	7,861
Total Access Communication PCL NVDR(1)	2,800	3,626
True Corp. PCL(1)(5)	47,094	8,248

		$424,977

Turkey — 3.6%
Akbank Turk AS	5,450	$12,501
AKIS Gayrimenkul Yatirimi AS	8,650	6,365
Aksa Enerji Uretim AS(1)	5,741	5,138
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	7,212
Arcelik AS	3,691	18,662
Aygaz AS	2,227	8,368
BIM Birlesik Magazalar AS	1,535	28,311
Coca-Cola Icecek AS	510	4,562
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	41,477	25,975
Enka Insaat ve Sanayi AS	2,500	3,599
Eregli Demir ve Celik Fabrikalari TAS	17,580	38,670
Ford Otomotiv Sanayi AS	944	13,274
Haci Omer Sabanci Holding AS	4,000	10,370
Is Gayrimenkul Yatirim Ortakligi AS	14,555	4,755
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	14,403	7,934
KOC Holding AS	2,420	10,180
Koza Altin Isletmeleri AS(1)	500	3,838
Petkim Petrokimya Holding AS	6,975	11,606
TAV Havalimanlari Holding AS	1,100	5,469
Tekfen Holding AS	2,900	10,487
Tofas Turk Otomobil Fabrikasi AS	1,748	13,879
Tupras-Turkiye Petrol Rafinerileri AS	2,020	62,508
Turk Hava Yollari AO(1)	2,870	8,946
Turk Sise ve Cam Fabrikalari AS	4,023	4,300
Turk Telekomunikasyon AS(1)	6,720	9,750
Turk Traktor ve Ziraat Makineleri AS	180	3,386
Turkcell Iletisim Hizmetleri AS	11,482	44,601
Turkiye Garanti Bankasi AS	6,150	15,068
Turkiye Halk Bankasi AS	1,700	3,852
Turkiye Is Bankasi, Class B	3,980	6,265
Turkiye Vakiflar Bankasi TAO, Class D	5,920	8,730
Ulker Biskuvi Sanayi AS	1,532	7,107

Security	Shares	Value
Yapi ve Kredi Bankasi AS(1)	3,250	$3,438
Yazicilar Holding AS	700	3,656

		$432,762

United Arab Emirates — 1.4%
Air Arabia PJSC	28,550	$9,651
Arabtec Holding PJSC(1)	4,568	3,051
DP World, Ltd.	1,500	36,739
Emaar Properties PJSC	15,477	31,878
Emirates Telecommunications Group Co. PJSC	6,320	28,255
First Abu Dhabi Bank PJSC	20,742	57,118

		$166,692

Total Common Stocks (identified cost $11,199,102)		$11,814,347

Warrants — 0.0%(6)

Security	Shares	Value
Sunway Bhd, Expires 10/3/24, Strike MYR 1.86(1)	3,333	$473

Total Warrants (identified cost $0)		$473

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.34%(7)	61,862	$61,868

Total Short-Term Investments (identified cost $61,868)		$61,868

Total Investments — 100.2% (identified cost $11,260,970)		$11,876,688

Other Assets, Less Liabilities — (0.2)%		$(24,141)

Net Assets — 100.0%		$11,852,547

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2017, the aggregate value of these securities is $188,924 or 1.6% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At November 30, 2017, the aggregate value of these securities is $351,564 or 3.0% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2017 was $131.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	19.8%	$2,340,916
Hong Kong Dollar	12.2	1,440,071
South Korean Won	7.7	909,650
South African Rand	6.8	811,332
New Taiwan Dollar	6.7	800,349
Brazilian Real	5.6	667,027
Mexican Peso	4.3	510,757
New Turkish Lira	3.6	432,762
Polish Zloty	3.6	423,439
Thai Baht	3.3	396,329
Malaysian Ringgit	3.3	388,036
Philippine Peso	3.3	385,966
Indonesian Rupiah	3.2	378,872
Chilean Peso	2.0	242,350
Chinese Yuan Renminbi	1.8	214,862
Euro	1.8	208,355
Kuwaiti Dinar	1.5	176,462
Russian Ruble	1.3	156,158
Colombian Peso	1.3	153,613
Pakistani Rupee	1.2	139,812

Currency	Percentage of Net Assets	Value
Qatari Riyal	1.1%	$132,033
United Arab Emirates Dirham	1.1	129,953
Hungarian Forint	1.0	115,358
Other currency, less than 1% each	2.7	322,226

Total Investments	100.2%	$11,876,688

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.1%	$2,029,899
Materials	12.4	1,464,918
Information Technology	11.3	1,336,265
Consumer Discretionary	10.1	1,202,828
Energy	9.6	1,134,188
Consumer Staples	8.8	1,040,113
Industrials	8.8	1,038,142
Telecommunication Services	8.2	975,259
Utilities	5.3	632,417
Real Estate	4.6	550,175
Health Care	3.5	410,616
Short-Term Investments	0.5	61,868

Total Investments	100.2%	$11,876,688

The Fund did not have any open derivative instruments at November 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$574,542	$5,473,668		$—	$6,048,210
Emerging Europe	157,870	1,857,738		—	2,015,608
Latin America	2,345,902	—		—	2,345,902
Middle East/Africa	—	1,404,627		0	1,404,627
Total Common Stocks	$3,078,314	$8,736,033	**	$0	$11,814,347
Warrants	$473	$—		$—	$473
Short-Term Investments	—	61,868		—	61,868
Total Investments	$3,078,787	$8,797,901		$0	$11,876,688

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2017 is not presented. At November 30, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Plan of Liquidation and Termination

On October 17, 2017, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. Effective November 30, 2017, shares of the Fund were no longer available for purchase or exchange. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on December 15, 2017.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2018